Condensed Consolidating Financial Information - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 345		$ 563	$ 770
Funds deposited by counterparties	32		33	37
Restricted cash	8		17	279
Accounts receivable, net	1,025		1,024
Inventory	383		412
Derivative instruments	860		764
Cash collateral posted in support of energy risk management activities	190		287
Prepayments and other current assets	245		302
Current assets - held-for-sale	0		1
Current assets - discontinued operations	0		197
Total current assets	3,088		3,600
Property, plant and equipment, net	2,593		3,048
Other Assets
Investment in subsidiaries	0		0
Equity investments in affiliates	388		412
Operating lease right-of-use assets, net	464	$ 404
Goodwill	579		573
Intangible assets, net	789		591
Nuclear decommissioning trust fund	794		663
Derivative instruments	310		317
Deferred income taxes	3,286		46
Other non-current assets	240		289
Non-current assets - held-for-sale	0		77
Non-current assets - discontinued operations	0		1,012
Total other assets	6,850		3,980
Total Assets	12,531		10,628
Current Liabilities
Current portion of long-term debt and finance leases	88		72
Current portion of operating lease liabilities	73
Accounts payable	722		863
Derivative instruments	781		673
Cash collateral received in support of energy risk management activities	32		33
Accrued expenses and other current liabilities	663		680
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current			5
Current liabilities - discontinued operations	0		72
Total current liabilities	2,359		2,398
Other Liabilities
Long-term debt and finance leases	5,803		6,449
Non-current operating lease liabilities	483
Nuclear decommissioning reserve	298		282
Nuclear decommissioning trust liability	487		371
Derivative instruments	322		304
Deferred income taxes	17		65
Other non-current liabilities	1,084		1,274
Non-current liabilities - held-for-sale			65
Non-current liabilities - discontinued operations	0		635
Total other liabilities	8,494		9,445
Total Liabilities	10,853		11,843
Redeemable noncontrolling interest in subsidiaries	20		19	78	$ 46
Total Stockholders' Equity	1,658		(1,234)	$ 1,968	$ 4,446
Total Liabilities and Stockholders' Equity	12,531		10,628
Eliminations
Current Assets
Cash and cash equivalents	0		0
Funds deposited by counterparties	0		0
Restricted cash	0		0
Accounts receivable, net	(740)		(754)
Inventory	0		0
Derivative instruments	(41)		(81)
Cash collateral posted in support of energy risk management activities	0		0
Prepayments and other current assets	0		0
Current assets - held-for-sale			0
Current assets - discontinued operations			0
Total current assets	(781)		(835)
Property, plant and equipment, net	0		0
Other Assets
Investment in subsidiaries	(5,495)		(5,153)
Equity investments in affiliates	0		0
Operating lease right-of-use assets, net	0
Goodwill	0		0
Intangible assets, net	0		0
Nuclear decommissioning trust fund	0		0
Derivative instruments	(13)		(5)
Deferred income taxes	0		0
Other non-current assets	0		(12)
Non-current assets - held-for-sale			0
Non-current assets - discontinued operations			0
Total other assets	(5,508)		(5,170)
Total Assets	(6,289)		(6,005)
Current Liabilities
Current portion of long-term debt and finance leases	0		0
Current portion of operating lease liabilities	0
Accounts payable	(740)		(754)
Derivative instruments	(41)		(81)
Cash collateral received in support of energy risk management activities	0		0
Accrued expenses and other current liabilities	0		0
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current			0
Current liabilities - discontinued operations			0
Total current liabilities	(781)		(835)
Other Liabilities
Long-term debt and finance leases	0		(12)
Non-current operating lease liabilities	0
Nuclear decommissioning reserve	0		0
Nuclear decommissioning trust liability	0		0
Derivative instruments	(13)		(5)
Deferred income taxes	0		0
Other non-current liabilities	0		0
Non-current liabilities - held-for-sale			0
Non-current liabilities - discontinued operations			0
Total other liabilities	(13)		(17)
Total Liabilities	(794)		(852)
Redeemable noncontrolling interest in subsidiaries	0		0
Total Stockholders' Equity	(5,495)		(5,153)
Total Liabilities and Stockholders' Equity	(6,289)		(6,005)
Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	0		55
Funds deposited by counterparties	32		33
Restricted cash	5		7
Accounts receivable, net	1,293		1,354
Inventory	272		278
Derivative instruments	856		779
Cash collateral posted in support of energy risk management activities	182		275
Prepayments and other current assets	170		180
Current assets - held-for-sale			0
Current assets - discontinued operations			177
Total current assets	2,810		3,138
Property, plant and equipment, net	1,483		1,938
Other Assets
Investment in subsidiaries	710		446
Equity investments in affiliates	0		0
Operating lease right-of-use assets, net	81
Goodwill	359		359
Intangible assets, net	375		422
Nuclear decommissioning trust fund	794		663
Derivative instruments	308		296
Deferred income taxes	421		6
Other non-current assets	145		133
Non-current assets - held-for-sale			0
Non-current assets - discontinued operations			405
Total other assets	3,193		2,730
Total Assets	7,486		7,806
Current Liabilities
Current portion of long-term debt and finance leases	0		0
Current portion of operating lease liabilities	20
Accounts payable	918		1,368
Derivative instruments	797		713
Cash collateral received in support of energy risk management activities	32		33
Accrued expenses and other current liabilities	280		291
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current			0
Current liabilities - discontinued operations			24
Total current liabilities	2,047		2,429
Other Liabilities
Long-term debt and finance leases	302		244
Non-current operating lease liabilities	64
Nuclear decommissioning reserve	298		282
Nuclear decommissioning trust liability	487		371
Derivative instruments	334		306
Deferred income taxes	0		112
Other non-current liabilities	399		402
Non-current liabilities - held-for-sale			0
Non-current liabilities - discontinued operations			58
Total other liabilities	1,884		1,775
Total Liabilities	3,931		4,204
Redeemable noncontrolling interest in subsidiaries	0		0
Total Stockholders' Equity	3,555		3,602
Total Liabilities and Stockholders' Equity	7,486		7,806
Non-Guarantor Subsidiaries
Current Assets
Cash and cash equivalents	20		28
Funds deposited by counterparties	0		0
Restricted cash	1		10
Accounts receivable, net	239		115
Inventory	111		134
Derivative instruments	45		50
Cash collateral posted in support of energy risk management activities	8		12
Prepayments and other current assets	8		32
Current assets - held-for-sale			1
Current assets - discontinued operations			20
Total current assets	432		402
Property, plant and equipment, net	952		957
Other Assets
Investment in subsidiaries	0		0
Equity investments in affiliates	388		412
Operating lease right-of-use assets, net	261
Goodwill	220		214
Intangible assets, net	414		169
Nuclear decommissioning trust fund	0		0
Derivative instruments	15		4
Deferred income taxes	(19)		(143)
Other non-current assets	30		71
Non-current assets - held-for-sale			77
Non-current assets - discontinued operations			607
Total other assets	1,309		1,411
Total Assets	2,693		2,770
Current Liabilities
Current portion of long-term debt and finance leases	5		55
Current portion of operating lease liabilities	32
Accounts payable	141		(185)
Derivative instruments	25		41
Cash collateral received in support of energy risk management activities	0		0
Accrued expenses and other current liabilities	44		36
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current			5
Current liabilities - discontinued operations			48
Total current liabilities	247		0
Other Liabilities
Long-term debt and finance leases	28		192
Non-current operating lease liabilities	301
Nuclear decommissioning reserve	0		0
Nuclear decommissioning trust liability	0		0
Derivative instruments	1		3
Deferred income taxes	17		61
Other non-current liabilities	153		320
Non-current liabilities - held-for-sale			65
Non-current liabilities - discontinued operations			577
Total other liabilities	500		1,218
Total Liabilities	747		1,218
Redeemable noncontrolling interest in subsidiaries	20		19
Total Stockholders' Equity	1,926		1,533
Total Liabilities and Stockholders' Equity	2,693		2,770
NRG Energy, Inc.
Current Assets
Cash and cash equivalents	325		480
Funds deposited by counterparties	0		0
Restricted cash	2		0
Accounts receivable, net	233		309
Inventory	0		0
Derivative instruments	0		16
Cash collateral posted in support of energy risk management activities	0		0
Prepayments and other current assets	67		90
Current assets - held-for-sale			0
Current assets - discontinued operations			0
Total current assets	627		895
Property, plant and equipment, net	158		153
Other Assets
Investment in subsidiaries	4,785		4,707
Equity investments in affiliates	0		0
Operating lease right-of-use assets, net	122
Goodwill	0		0
Intangible assets, net	0		0
Nuclear decommissioning trust fund	0		0
Derivative instruments	0		22
Deferred income taxes	2,884		183
Other non-current assets	65		97
Non-current assets - held-for-sale			0
Non-current assets - discontinued operations			0
Total other assets	7,856		5,009
Total Assets	8,641		6,057
Current Liabilities
Current portion of long-term debt and finance leases	83		17
Current portion of operating lease liabilities	21
Accounts payable	403		434
Derivative instruments	0		0
Cash collateral received in support of energy risk management activities	0		0
Accrued expenses and other current liabilities	339		353
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current			0
Current liabilities - discontinued operations			0
Total current liabilities	846		804
Other Liabilities
Long-term debt and finance leases	5,473		6,025
Non-current operating lease liabilities	118
Nuclear decommissioning reserve	0		0
Nuclear decommissioning trust liability	0		0
Derivative instruments	0		0
Deferred income taxes	0		(108)
Other non-current liabilities	532		552
Non-current liabilities - held-for-sale			0
Non-current liabilities - discontinued operations			0
Total other liabilities	6,123		6,469
Total Liabilities	6,969		7,273
Redeemable noncontrolling interest in subsidiaries	0		0
Total Stockholders' Equity	1,672		(1,216)
Total Liabilities and Stockholders' Equity	$ 8,641		$ 6,057